Income taxes (Schedule of Loss before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes [Abstract]
Domestic (Israel)	$ (22,124)	$ (21,539)	$ (46,639)
Foreign	12,737	(6,541)	9,945
Loss before taxes on income	$ (9,387)	$ (28,080)	$ (36,694)